Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of historical basic and diluted net loss per share:

	Year Ended December 31,
	2014	2015
Numerator
Net loss	$(65,572)	$(67,195)
Net loss attributable to common stockholders—basic and diluted	(65,572)	(67,195)

Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	0	241,055

Net loss per share, basic and diluted	$0	$(278.75)